AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2023
AMOUNTS RECEIVABLE AND OTHER ASSETS
Schedule of amounts receivable and other assets
	March 31, 2023	March 31, 2022
	($)	($)
Sales tax refundable	199,184	25,354
Contribution receivable (note 7(b))	-	1
Prepaid	19,167	23,462
	218,351	48,817